CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows related to operating activities
Income from continuing operations	$ 693.4	$ 693.6	$ 717.3
Adjustments for:
Depreciation of property, plant and equipment	542.4	586.8	558.1
Amortization of intangible assets	136.7	122.6	95.0
Depreciation of right-of-use assets	38.7	34.4	32.5
Loss on valuation and translation of financial instruments	0.4	1.2	0.6
Impairment of assets	0.8	8.4	15.3
Loss on debt refinancing	40.1
Amortization of financing costs	6.1	5.8	5.1
Deferred income taxes	(55.2)	(0.6)	84.2
Other	0.5	(2.0)	0.3
Cash flows before non-cash balances	1,403.9	1,450.2	1,508.4
Net change in non-cash balances related to operating activities	(163.5)	1.6	(193.1)
Cash flows provided by continuing operating activities	1,240.4	1,451.8	1,315.3
Cash flows related to investing activities
Business acquisitions	(6.7)	(32.9)
Additions to property, plant and equipment	(407.2)	(429.2)	(476.8)
Additions to intangible assets	(986.1)	(180.2)	(468.1)
Proceeds from disposals of assets	7.7	3.5	4.1
Business disposal			100.7
Other	(0.8)	(0.6)
Cash flows used in continuing investing activities	(1,393.1)	(639.4)	(840.1)
Cash flows related to financing activities
Net change in bank indebtedness		(7.1)	(1.2)
Net change under revolving facility	285.0	(89.3)	(649.1)
Issuance of long-term debt, net of financing costs	1,986.8		790.7
Repayment of long-term debt	(1,023.3)
Repayment of lease liabilities	(39.4)	(39.4)	(35.9)
Settlement of hedging contracts	185.2
Issuance of common shares		6.8	153.3
Dividends	(585.0)	(611.0)	(266.0)
Dividends paid to non-controlling interests	(0.1)	(0.2)
Reduction of paid-up capital	(720.0)		(465.0)
Cash flows provided by (used in) continuing financing activities	89.2	(740.2)	(473.2)
Cash flows (used in) provided by continuing operations	(63.5)	72.2	2.0
Cash flows used in discontinued operations		(0.6)	(0.7)
Cash and cash equivalents at beginning of the year	74.0	2.4	1.1
Cash and cash equivalents at end of the year	10.5	74.0	2.4
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(201.3)	(53.9)	1.6
Contract assets	91.5	(25.7)	(16.4)
Amounts receivable from and payable to affiliated corporations	16.3	2.4	16.5
Inventories	(33.5)	10.6	(26.8)
Accounts payable, accrued charges and provisions	2.5	40.9	16.2
Income taxes	(22.7)	72.3	(135.7)
Deferred revenue	13.9	(27.8)	(9.8)
Defined benefit plans	(1.7)	9.7	(19.2)
Other	(28.5)	(26.9)	(19.5)
Net change in non-cash balances related to operating activities	(163.5)	1.6	(193.1)
Interest and taxes reflected as operating activities
Cash interest payments	244.8	211.7	193.0
Cash income tax payments (net of refunds)	$ 257.5	$ 115.8	$ 227.7